Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	BLACKROCK FUNDS
Central Index Key	0000844779
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	Jan 28, 2013

BLACKROCK FUNDSSM

BLACKROCK MANAGED VOLATILITY PORTFOLIO

(the "Fund")

Supplement dated May 31, 2013
to the Prospectus of the Fund, dated January 28, 2013

Effective immediately, the following changes are made to the Fund's Prospectus:

The section in the Prospectus of the Fund entitled "Fund Overview — Performance Information" is supplemented as follows:

Effective May 31, 2013, the Fund's customized performance benchmark against which the Fund measures its performance is changed from the MSCI All Country World Index (60%)/Citigroup World Government Bond Index (hedged into USD) (40%) to the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%). Fund management believes that this change in the weightings of the customized performance benchmark more accurately reflects the investment strategy of the Fund.

For the one-, five- and ten-year periods ended December 31, 2012, the average annual total returns for the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%) were 10.45%, 2.40% and 6.67%, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Supplement Text Block	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BLACKROCK MANAGED VOLATILITY PORTFOLIO

(the "Fund")

Supplement dated May 31, 2013
to the Prospectus of the Fund, dated January 28, 2013

Effective immediately, the following changes are made to the Fund's Prospectus:

The section in the Prospectus of the Fund entitled "Fund Overview — Performance Information" is supplemented as follows:

Effective May 31, 2013, the Fund's customized performance benchmark against which the Fund measures its performance is changed from the MSCI All Country World Index (60%)/Citigroup World Government Bond Index (hedged into USD) (40%) to the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%). Fund management believes that this change in the weightings of the customized performance benchmark more accurately reflects the investment strategy of the Fund.

For the one-, five- and ten-year periods ended December 31, 2012, the average annual total returns for the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%) were 10.45%, 2.40% and 6.67%, respectively.

BLACKROCK MANAGED VOLATILITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BLACKROCK MANAGED VOLATILITY PORTFOLIO

(the "Fund")

Supplement dated May 31, 2013
to the Prospectus of the Fund, dated January 28, 2013

Effective immediately, the following changes are made to the Fund's Prospectus:

The section in the Prospectus of the Fund entitled "Fund Overview — Performance Information" is supplemented as follows:

Effective May 31, 2013, the Fund's customized performance benchmark against which the Fund measures its performance is changed from the MSCI All Country World Index (60%)/Citigroup World Government Bond Index (hedged into USD) (40%) to the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%). Fund management believes that this change in the weightings of the customized performance benchmark more accurately reflects the investment strategy of the Fund.

For the one-, five- and ten-year periods ended December 31, 2012, the average annual total returns for the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%) were 10.45%, 2.40% and 6.67%, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Document Creation Date	dei_DocumentCreationDate	May 31, 2013